UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              February 13, 2012
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       39

Form 13F Information Table Value Total:  549,534
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (12/31/11) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
AMERICAN TOWER CORP            COMMON STOCK  03027X100    40774    679450   SH            SOLE       NONE     679450
AUTONAVI HOLDINGS LTD               ADR      05330F106     3971    395900   SH            SOLE       NONE     395900
BAIDU INC                           ADR      056752108    18693    160500   SH            SOLE       NONE     160500
CARPENTER TECHNOLOGY           COMMON STOCK  144285103    20381    395900   SH            SOLE       NONE     395900
COACH INC                      COMMON STOCK  189754104    13063    214000   SH            SOLE       NONE     214000
CSX CORP                       COMMON STOCK  126408103    12394    588500   SH            SOLE       NONE     588500
DAQO NEW ENERGY CORP                ADR      23703Q104      590    353100   SH            SOLE       NONE     353100
EQUINIX INC                    COMMON STOCK  29444U502    17902    176550   SH            SOLE       NONE     176550
FOCUS MEDIA HOLDING                 ADR      34415V109     9384    481500   SH            SOLE       NONE     481500
GENERAL MOTORS CO              COMMON STOCK  37045V100    13013    642000   SH            SOLE       NONE     642000
GNC HOLDINGS INC               COMMON STOCK  36191G107    37482   1294700   SH            SOLE       NONE    1294700
GOOGLE INC                     COMMON STOCK  38259P508    37320     57780   SH            SOLE       NONE      57780
HANWHA SOLARONE CO                  ADR      41135V103      915    930900   SH            SOLE       NONE     930900
HDFC BANK LTD                       ADR      40415F101    18559    706200   SH            SOLE       NONE     706200
HUNT (JB) TRANSPRT SVCS INC    COMMON STOCK  445658107    29899    663400   SH            SOLE       NONE     663400
INFORMATION SERVICES GROUP     COMMON STOCK  45675Y104      529    513600   SH            SOLE       NONE     513600
INFOSYS LTD                         ADR      456788108    12095    235400   SH            SOLE       NONE     235400
INTERXION HOLDING NV           COMMON STOCK  N47279109     5757    428000   SH            SOLE       NONE     428000
LPL INVESTMENT HOLDINGS INC    COMMON STOCK  50213H100    13380    438100   SH            SOLE       NONE     438100
MCGRAW-HILL COMPANIES INC      COMMON STOCK  580645109     4331     96300   SH            SOLE       NONE      96300
MOODY'S CORP                   COMMON STOCK  615369105    24325    722250   SH            SOLE       NONE     722250
PENN NATIONAL GAMING INC       COMMON STOCK  707569109    10184    267507   SH            SOLE       NONE     267507
PHOENIX NEW MEDIA LTD               ADR      71910C103     1807    321000   SH            SOLE       NONE     321000
ROVI CORP                      COMMON STOCK  779376102     8548    347750   SH            SOLE       NONE     347750
SCHWAB (CHARLES) CORP          COMMON STOCK  808513105     3855    342400   SH            SOLE       NONE     342400
SENSATA TECHNOLOGIES HLDGS     COMMON STOCK  N7902X106    16169    615250   SH            SOLE       NONE     615250
SINA CORP                      COMMON STOCK  G81477104    11976    230300   SH            SOLE       NONE     230300
SPIRIT AEROSYSTEMS HLDGS       COMMON STOCK  848574109    31130   1498052   SH            SOLE       NONE    1498052
STARWOOD HOTELS & RESORTS      COMMON STOCK  85590A401    21558    449400   SH            SOLE       NONE     449400
SUNTECH POWER HLDGS             CONVERTIBLE  86800CAE4     2964   7100000  PRN            SOLE       NONE    7100000
TRANSDIGM GROUP INC            COMMON STOCK  893641100    15357    160500   SH            SOLE       NONE     160500
UNION PACIFIC CORP             COMMON STOCK  907818108     9635     90950   SH            SOLE       NONE      90950
VELTI PLC                      COMMON STOCK  G93285107     3260    479400   SH            SOLE       NONE     479400
VERISK ANALYTICS INC           COMMON STOCK  92345Y106    21255    529650   SH            SOLE       NONE     529650
WELLPOINT INC                  COMMON STOCK  94973V107     8507    128400   SH            SOLE       NONE     128400
WORLD FUEL SERVICES CORP       COMMON STOCK  981475106    19407    462300   SH            SOLE       NONE     462300
WRIGHT EXPRESS CORP            COMMON STOCK  98233Q105    15101    278200   SH            SOLE       NONE     278200
XO GROUP INC                   COMMON STOCK  983772104     5354    642000   SH            SOLE       NONE     642000
ZIPCAR INC                     COMMON STOCK  98974X103     8710    649000   SH            SOLE       NONE     649000